EQUITY - SCHEDULE OF ISSUANCES OF COMMON UNITS AND GENERAL PARTNER UNITS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended
	Aug. 31, 2019	Sep. 30, 2019
Class of Stock [Line Items]
Shares repurchased, per share (in dollars per share)	$ 10.19
Common units purchased, net cost	$ 1,565
Golar's Ownership after the Offering	32.04%
General partner, ownership interest		2.00%
Common Units
Class of Stock [Line Items]
Number of common units repurchased (in shares)	153,728	153,728